INVESTMENT IN NOVEL LABORATORIES INC.	12 Months Ended
Mar. 31, 2011
Cost Method Investments In Joint Ventures Disclosure [Abstract]
Cost Method Investments In Joint Ventures Disclosure [Text Block]
NOTE 6	INVESTMENT IN NOVEL LABORATORIES INC.

At the end of 2006, Elite entered into a joint venture with VGS Pharma, LLC (“VGS”) and created Novel Laboratories, Inc. (“Novel”), a privately-held company specializing in pharmaceutical research, development, manufacturing, licensing, acquisition and marketing of specialty generic pharmaceuticals. Novel's business strategy is to focus on its core strength in identifying and timely executing niche business opportunities in the generic pharmaceutical area. Elite’s ownership interest in Novel’s Class A Voting Common Stock of Novel is approximately 10% of the outstanding shares of Class A Voting Common Stock of Novel. As of October 1, 2007, Elite deconsolidated its financial statements from Novel and the investment in Novel is accounted for under the cost method of accounting.

Since its inception, Novel has filed at least 11 Abbreviated New Drug Applications with the US Food and Drug Administration. The first ANDA approval for Novel was received in Dec 2008 and at least three additional ANDA approvals were received in 2009. Four of the Novel ANDAs have been granted first-to-file status.

In addition, Novel has acquired three ANDAs to supplement its own in-house product development and marketing strategy. Novel has publicly said that it has identified over 50 drug products which are in various stages of development that it plans to commercialize in the coming years.

We also know from public information that Perrigo Company acquired rights in 2010 for an undisclosed amount to an additional Novel ANDA approved in 2010 for the product HalfLytely®. Novel believes this is a first to file ANDA. Perrigo expects to be in a position to launch a generic version of this product later this year and they expect to have 180 days of generic exclusivity. Novel will manufacture the product exclusively for Perrigo. Annual sales for the branded product were approximately $80 million according to Wolters Kluwer.

In accordance with GAAP, the company records an impairment write-down to such investments when the cost of the investment exceeds its fair value and when the decline in value is determined to be other-than temporary. Indicators of an other-than-temporary decline in value include, without limitation, the following:

A significant deterioration in the earnings performance, credit rating, asset quality, or business prospects of the investee

A significant adverse change in the regulatory, economic, or technological environment of the investee

A significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates

A bona fide offer to purchase (whether solicited or unsolicited), an offer by the investee to sell, or a completed auction process for the same or similar security for an amount less than the cost of the investment

Factors that raise significant concerns about the investee's ability to continue as a going concern, such as negative cash flows from operations, working capital deficiencies, or noncompliance with statutory capital requirements or debt covenants.

A review and assessment of all documents available, public announcements by Novel and communications with the management of Novel does not indicate the existence of impairment indicators. Accordingly, the Company determined that no impairment is required in the valuation of its investment in Novel as of March 31, 2011. The valuation of the Company’s investment in Novel remains at $3,329,322, an amount equal to the valuation as of March 31, 2010 with no impairment write downs.